Non-controlling Interest ("NCI") - Subsidiaries with Material Non-controlling Interest (Details) - CAD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024
Disclosure of subsidiaries [line items]
Current assets	$ 478,328	$ 488,548	$ 416,071	$ 437,737	$ 426,605
Current liabilities	110,863				124,620
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Current assets	46,522				35,813
Non-current assets	141,359				91,759
Current liabilities	38,242				62,323
Non-current liabilities	$ 55,335				$ 4,900